Financial assets and financial liabilities - Exchange rate risk (Details) - Exchange rate risk R$ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)
Disclosure of financial liabilities [line items]
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Value of financial instrument, financial assets | R$		R$ 10,586
Current exchange rate	51,967	51,967
Probable scenario | R$		R$ 217
Possible scenario exchange rate variation | $	$ 2,647
Remote scenario exchange rate variation | $	$ 7,940